Certain Long-Duration Contracts (Tables)	12 Months Ended
Dec. 31, 2014
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Summarizes the reserve balances, for variable annuity contracts with guarantees

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

[1]	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Summarizes account balances of deferred variable annuity

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369

Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

[1]	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
[2]	Represents the weighted average attained age of contractholders.
[3]	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.